Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Aug. 31, 2018 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CNY (¥)
Current assets
Cash and cash equivalents	¥ 3,153,852	$ 461,765	¥ 1,883,000
Restricted cash	10,229	1,498	13,662
Held-to-maturity investments	0	0	6,390
Accounts receivable	809	118	20
Amounts due from related parties	17,960	2,630	7,940
Other receivables, deposits and other assets	52,457	7,681	30,535
Inventories	9,174	1,343	8,598
Total current assets	3,244,481	475,035	1,950,145
Property and equipment, net	460,485	67,421	423,344
Land use right, net	33,721	4,937	34,694
Intangible assets, net	73,657	10,784	21,177
Goodwill	609,511	89,240	104,035
Long-term investments	204,968	30,010	0
Equity method investments	2,313	339	0
Other investments	83	12	0
Prepayments for construction contract	2,983	437	5,490
Deferred tax assets, net	18,129	2,654	25,337
Deposits for acquisition	8,854	1,296	78,750
Other non-current assets	7,296	1,068	43,660
Total non-current assets	1,422,000	208,198	736,487
TOTAL ASSETS	4,666,481	683,233	2,686,632
Current liabilities
Short term loan	49,840	7,297	0
Accounts payable	63,602	9,312	50,899
Amounts due to related parties	157,295	23,030	76,433
Accrued expenses and other current liabilities	335,857	49,174	272,479
Income tax payable	53,598	7,847	40,387
Current portion of deferred revenue	965,152	141,311	761,876
Total current liabilities	1,625,344	237,971	1,202,074
Deferred tax liabilities, net	17,067	2,499	5,294
Other non-current liabilities	12,471	1,826	59,806
Total non-current liabilities	29,538	4,325	65,100
TOTAL LIABILITIES	1,654,882	242,296	1,267,174
Commitments and Contingencies
EQUITY
Share capital (US$0.00001 par value; 117,250,000 shares issued and outstanding as of August 31, 2017, 127,250,000 shares issued and outstanding as of August 31, 2018)	9	1	7
Additional paid-in capital	2,469,815	361,613	1,403,608
Statutory reserves	64,945	9,509	64,945
Accumulated other comprehensive (loss)/income	75,770	11,094	(36,494)
Accumulated (deficit)/retained earnings	231,036	33,826	(15,933)
Shareholders' equity	2,841,575	416,043	1,416,133
Non-controlling interests	170,024	24,894	3,325
Total equity	3,011,599	440,937	1,419,458
TOTAL LIABILITIES AND EQUITY	¥ 4,666,481	$ 683,233	¥ 2,686,632